INCOME TAXES, Difference Between Statutory Federal Income Tax Rate and Effective Rates (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation [Abstract]
Tax computed at the statutory rate			$ 679	$ 754
Increase (decrease) resulting from [Abstract]
State income taxes, net of federal tax effect			57	128
Effect of rate revaluation			936	0
Other permanent differences			(78)	(5)
Provision for income taxes			$ 1,594	$ 877
Effective tax rate			79.80%	39.50%
Income Tax Disclosure [Line Items]
Federal corporate tax rate			34.00%
Provisional income tax expense due to the Tax Act changes	$ 936
Plan [Member]
Income Tax Disclosure [Line Items]
Federal corporate tax rate		21.00%